5. Net income per ordinary share (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Income Per Ordinary Share Tables
Weighted average number of ordinary shares for the purposes of basic net income per share	2,069,223	2,069,223	2,070,685
Weighted average number of ordinary shares for the purposes of diluted net income per share	2,069,223	2,069,223	2,076,315